Organization and Principal Activities - Schedule of Consolidated Financial Statements Reflect the Activities of Sos Limited (Details)	6 Months Ended
Jun. 30, 2026
SOS Information Technology New York Inc. [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Line Items]
Background	A New York company Incorporated on July 15, 2020 A holding company
Activities	SOS NY
Yong Bao Two Ltd. [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Line Items]
Background	A British Virgin Island company Incorporated on February 29, 2020 A holding company
Activities	YBT
Canada XX Exchange Ltd. [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Line Items]
Background	Digital asset exchange platform
Activities	Canada XX
US XX Exchange Ltd. [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Line Items]
Background	Digital asset exchange platform
Activities	US XX
Future Technology Global Ltd. (HK) [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Line Items]
Background	A 100% subsidiary of SOS Information Technology Co., Ltd.
Activities	Future Technology
FDW Limited [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Line Items]
Background	A 100% subsidiary of SOS Ltd.
Activities	FDW Limited
China SOS Ltd. [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Line Items]
Background	A Hong Kong limited liability company Incorporated on June 19, 2019 A holding company
Activities	China SOS
FD LLC [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Line Items]
Background	A 100% owned JV with Niagara Development LLC
Activities	FD LLC
Qingdao SOS Investment Management Co., Ltd. [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Line Items]
Background	A 100% subsidiary of China SOS Limited, a WOFE
Activities	WFOE
Qingdao SOS Investment LLP [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Line Items]
Background	A 99% subsidiary of Qingdao SOS Investment Management Co., Ltd.(PRC)
Activities	Qingdao SOS
SOS Auto Service Co., Ltd. [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Line Items]
Background	A 99% subsidiary of Qingdao SOS Investment Management Co., Ltd.(PRC)
Activities	NA
Inner Mongolia SOS Insurance Agency Co., Ltd. [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Line Items]
Background	A 100% subsidiary of SOS Information Technology Co., Ltd, which operates insurance brokerage business within Inner Mongolia region
Activities	NA
Common Prosperity Technology Co., Ltd. [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Line Items]
Background	A 99% subsidiary of SOS International Trading Co., Ltd.
Activities	NA
SOS International Trading Co., Ltd. [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Line Items]
Background	A 100% subsidiary of SOS Information Technology Co., Ltd.
Activities	NA
S International Trading Co Limited [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Line Items]
Background	A 100% subsidiary of SOS International Trading Co., Ltd.
Activities	NA
Weigou International Trading Co., Ltd. [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Line Items]
Background	A 99% subsidiary of Qingdao Investment LLP
Activities	NA
Shuyun International Trading Co., Ltd. [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Line Items]
Background	A 99% subsidiary of Qingdao Investment LLP
Activities	NA
Chexiaoer Technology Co., Ltd. [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Line Items]
Background	A 25% subsidiary of Qingdao Investment LLP and A 30% owned by SOS Auto Service Co., Ltd.
Activities	NA
Hebei S Cloud Enterprise Management Co., Ltd. [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Line Items]
Background	A 99% subsidiary of Future Digital Investment Ltd.(Hong Kong)
Activities	NA
SOS Rescue Service LLC [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Line Items]
Background	A 100% owned subsidiary of SOS Emergency Rescue Service Ltd
Activities	NA
SOS Emergency Rescue Service Ltd. [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Line Items]
Background	A 100% owned subsidiary of SOS Ltd.
Activities	NA
Future Digital Investment Ltd. [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Line Items]
Background	A 100% owned subsidiary of SOS Ltd.
Activities	NA
Qingdao Zhonghai Venture Capital Management Co., Ltd. [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Line Items]
Background	A 100% owned subsidiary of Future Digital Investment Ltd.
Activities	NA
Chexiaoer (Tianjin Automobile) Management Co., Ltd. [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Line Items]
Background	A 70% owned subsidiary of Chexiaoer Technology Co Ltd.
Activities	NA
Hebei Chexiaoer Technology Co., Ltd. [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Line Items]
Background	A 70% owned subsidiary of Chexiaoer Technology Co Ltd.
Activities	NA
Zhongjian Tianxia(Beijing) Investment Co., Ltd. [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Line Items]
Background	A 65% owned subsidiary of Xinxin Ranran International Trading Co Ltd.
Activities	NA
Xinxin Ranran International Trading Co. Ltd [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Line Items]
Background	A 99% owned subsidiary of SOS International Trading Co Ltd.
Activities	NA
Future Digital Trading Ltd. [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Line Items]
Background	100% owned subsidiary of SOS Ltd
Activities	NA
Qingdao Yonbao Ronghe International Trading Co Ltd. [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Line Items]
Background	A 90% owned subsidiary of Future Digital Trade Ltd
Activities	NA
Future Digital Trading Pte. Ltd. [Member]
Schedule of consolidated financial statements reflect the activities of SOS Limited [Line Items]
Background	A 100% owned subsidiary of Future Digital Trade Ltd
Activities	NA